Note 10 - 12 % Convertible Notes Payable	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]

10.      12 % CONVERTIBLE NOTES PAYABLE

On May 15, 2012, we entered into a Securities Purchase Agreement with ACT Capital Partners and Amir L. Ecker pursuant to which the purchasers, purchased from us (i) 12% Convertible Notes (“Bridge Notes”) for a cash purchase price of $700,000, and (ii) Common Stock Purchase Warrants pursuant to which the purchasers of Bridge Notes may purchase up to 14,000 shares of our common stock at an exercise price of $9.00 per share, subject to adjustment. The Bridge Notes are secured by the Company’s assets, accrued 12% interest per annum with a maturity date of September 30, 2012. On September 27, 2012 the maturity date of these Bridge Notes was extended to October 15, 2012. All other terms and conditions remained unchanged. No cash interest payments were required, except that accrued and unconverted interest would be due on the maturity date and on each conversion date with respect to the principal amount being converted, provided that such interest could be added to and included with the principal amount being converted. Upon the occurrence of an event of default (as defined in the Bridge Notes), the holder of each Bridge Note could have declared the entire principal and accrued interest amount immediately due and payable. Total proceeds received amounted to $645,200, net of commission fee of $54,800.

Upon issuance of the Bridge Notes, we calculated the fair value of the warrants to be $58,387 that was determined using a Black-Scholes-Merton option pricing model with the following assumptions: stock price of $5.50; exercise price of $9.00; term of 5.5 years; interest rate of 0.70%; dividend rate of 0%; and volatility of 113%. The fair value of the warrants and the commission fee, in the aggregate of $113,186, was recorded as a discount to the Bridge Notes and was amortized in full to interest expense over the original term of the Bridge Notes.

Each Bridge Note was convertible at any time into common stock at a specified conversion price, which was approximately $0.90 per share, subject to adjustment. The Company did not recognize a beneficial conversion feature upon issuance of the Bridge Notes as the conversion price was in excess of the trading price of its common stock at the date of the Bridge Note agreement.

The Bridge Notes could not be prepaid, or forced by us to be converted in connection with an acquisition of our company. In connection with an acquisition of our company the Bridge Notes could have been be assigned or sold by the holders or converted into equivalent equity in any acquiring company. The Bridge Notes were secured by a Subsidiary Guarantee and were subordinated to our senior notes to the amounts then outstanding under our senior notes.

In October 2012, the Company paid $15,000 of the note principal and converted the remaining principal balance of $685,000 to 137,000 shares of the Company's common stock at a conversion price of $5.00 per share. As such, there was no balance due on this note as of December 31, 2013. This conversion price was modified to $5.00 per share corresponded with the per unit price for the purchasers in a private placement closed by us in that month. The modified conversion price was considered an inducement to convert the notes. Accordingly, the Company recognized a beneficial conversion feature cost of $411,000 to account for the intrinsic value in the conversion price of the notes and the market price of the Company’s stock at the date of conversion. Furthermore, the warrants issued initially under the Securities Purchase Agreement as disclosed above were modified to $5.75 per share using the closing price of warrants issued in a concurrent private placement. As a result, the Company recognized an additional cost of $34,220 to account for the change in fair value of these revalued warrants.

Additionally, upon conversion of these notes, the Company granted these note holders additional warrants to purchase 68,500 shares of the Company’s common stock at $6.30 per share. The warrants are fully exercisable and will expire in four years. The Company considered these warrants as an inducement to the note holders to convert their notes into common stock. Total fair value of the warrants issued were calculated to be $420,863 using the Black-Scholes-Merton option pricing model with the following assumptions: stock price of $8.00; exercise price of $6.30; term of 4 years; interest rate of 1.4%; dividend rate of 0%; and volatility of 110%.

The aggregate of cost of $866,083 due to changes in the conversion price of the notes and issuance of additional warrants that have been reflected in the accompanying statement of operations for the year ended December 31, 2012. During the year ended December 31, 2012, the Company paid these note holders $32,666 for interest due.